Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights - Liquidation preferences (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 15, 2020	Sep. 29, 2018	Feb. 29, 2020	Jun. 30, 2021	Dec. 27, 2018
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Simple non-compounded interest on the applicable investment amounts					10.00%
Class A ordinary shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Price per share				$ 5.00
Class A ordinary shares | IPO
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares issued during the period				121,600,000
Number of shares issued upon conversion of each preferred share	1
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Simple non-compounded interest on the applicable investment amounts					10.00%
MINISO Guangzhou | Class A ordinary shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares issued during the period	121,600,000
Price per share	$ 5.00
Hillhouse | MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired		5.3763%
Hillhouse | MINISO Guangzhou | Series A preferred shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares subscribed by investor			58,833,418
Equity interest acquired			5.3763%
Tencent | MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired		5.3763%
Tencent | MINISO Guangzhou | Series A preferred shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares subscribed by investor			58,833,418
Equity interest acquired			5.3763%